Employee benefit obligations - Assumptions and sensitivities (Details)	Dec. 31, 2022	Dec. 31, 2021
Germany
Disclosure of defined benefit plans [line items]
Rates of inflation	2.00%	1.70%
"Rates of increase in salaries	3.40%	2.50%
Discount rates	3.89%	1.16%
U.K
Disclosure of defined benefit plans [line items]
Rates of inflation	3.00%	3.20%
"Rates of increase in salaries	2.50%	2.60%
Discount rates	5.03%	1.90%
U.S.
Disclosure of defined benefit plans [line items]
Rates of inflation	2.50%	2.20%
"Rates of increase in salaries	3.00%	3.00%
Discount rates	5.52%	3.04%